Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares Previously Reported	Ordinary shares	Additional paid-in capital Previously Reported	Additional paid-in capital	Accumulated comprehensive loss Previously Reported	Accumulated comprehensive loss	Accumulated deficit Previously Reported	Accumulated deficit	Previously Reported	Total
Balance at Dec. 31, 2020				$ 88,889		$ (2,094)		$ (101,833)		$ (15,038)
Balance (in Shares) at Dec. 31, 2020		461,285,824
Issuance and exercise of warrants				21,430						21,430
Issuance and exercise of warrants (in Shares)		277,762,720
Share-based compensation				2,757						2,757
Share-based compensation (in Shares)
Other comprehensive income						39				39
Net loss								(8,206)		(8,206)
Balance at Dec. 31, 2021				113,076		(2,055)		(110,039)		982
Balance (in Shares) at Dec. 31, 2021		739,048,544
Issuance and exercise of warrants				1,154						1,154
Issuance and exercise of warrants (in Shares)		168,104,520
Exercise of warrants				250						250
Exercise of warrants (in Shares)		75,060,000
Share-based compensation				1,602						1,602
Share-based compensation (in Shares)		7,077,720
Other comprehensive income						48				48
Net loss								(5,796)		(5,796)
Balance at Dec. 31, 2022				116,082		(2,007)		(115,835)		$ (1,760)
Balance (in Shares) at Dec. 31, 2022		989,290,784								989,290,784
Exercise of warrants				801						$ 801
Exercise of warrants (in Shares)		464,015,200
Vested RSU’s
Vested RSU’s (in Shares)		664,800
Reclassification of warrants liability to equity				398						398
Share-based compensation				459						459
Share-based compensation (in Shares)
Other comprehensive income						267				267
Net loss								(7,277)		(7,277)
Balance at Jun. 30, 2023				117,740		(1,740)		(123,112)		(7,112)
Balance (in Shares) at Jun. 30, 2023		1,453,970,784
Balance at Dec. 31, 2022				116,082		(2,007)		(115,835)		$ (1,760)
Balance (in Shares) at Dec. 31, 2022		989,290,784								989,290,784
Issuance and exercise of warrants				1,086						$ 1,086
Issuance and exercise of warrants (in Shares)		160,000,000
Exercise of warrants				801						$ 801
Exercise of warrants (in Shares)		584,015,200								27,976,800
Shares issued for services				270						$ 270
Shares issued for services (in Shares)		115,755,600
Vested RSU’s
Vested RSU’s (in Shares)		8,108,400
Reclassification of warrants liability to equity				398						398
Share-based compensation				869						869
Other comprehensive income						267				267
Net loss								(6,500)		(6,500)
Balance at Dec. 31, 2023			$ 119,421	119,506	$ (1,740)	(1,740)	$ (122,335)	(122,335)	$ (4,569)	$ (4,569)
Balance (in Shares) at Dec. 31, 2023	1,857,169,984	1,857,169,984								1,857,169,984
Issuance and exercise of warrants				1,433						$ 1,433
Issuance and exercise of warrants (in Shares)		1,491,240,800
Vested RSU’s
Vested RSU’s (in Shares)		1,020,800
Share-based compensation				333						333
Share-based compensation (in Shares)
Net loss								(4,481)		(4,481)
Balance at Jun. 30, 2024				$ 121,272		$ (1,740)		$ (126,816)		$ (7,284)
Balance (in Shares) at Jun. 30, 2024		3,349,431,584								3,349,431,584